Self Administration Transaction - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Dec. 31, 2021		Dec. 31, 2020	Jun. 28, 2019
Identifiable Assets Acquired at Fair Value
Cash and cash equivalents				$ 36,443
Restricted cash				94,999
Land				975,000
Building	$ 371,507,610			5,389,000
Site Improvements				136,000
Equipment, furniture and fixtures				651,000
Investments in Managed REITs				5,600,000
Other assets				1,084,629
Intangibles - customer relationships				1,600,000
Trademarks				19,800,000
Intangibles - management contracts				24,900,000
'Total assets acquired	411,931,646	[1]		60,267,071
Identifiable Liabilities Assumed at Fair Value
Debt				19,219,126
Accounts payable and accrued expenses				722,286
Deferred tax liabilities, net				7,415,654
'Total liabilities assumed				27,357,066
Net identifiable assets acquired				32,910,005
Goodwill	$ 53,643,331		$ 53,643,331	78,372,980
Non-controlling interest related to consolidated Tenant Protection Programs joint ventures				(21,800)
Net assets acquired				$ 111,261,185

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.